SCHEDULE OF INCOME TAX EXPENSES (Details) - CADV Ventures S.A [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense
Deferred tax expense
Income tax expenses